Trade and Other Receivables - Details of Trade and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Accounts receivable – trade	₩ 1,978,532	₩ 1,970,611
Short-term loans	78,129	78,590
Accounts receivable – other	344,350	479,781
Accrued income	4,295	1,732
Guarantee deposits (Other current assets)	129,357	113,204
Trade and other receivables, current	2,534,663	2,643,918
Long-term loans	30,455	26,973
Long-term accounts receivable — other	312,531	373,951
Guarantee deposits	156,863	167,441
Long-term accounts receivable — trade (Other non-current assets)	12,317	14,161
Trade and other receivables, noncurrent	512,166	582,526
Trade and other receivables	3,046,829	3,226,444
Gross amount [member]
Disclosure of financial assets [line items]
Accounts receivable – trade	2,221,266	2,205,530
Short-term loans	78,824	79,298
Accounts receivable – other	375,748	522,091
Accrued income	4,295	1,732
Guarantee deposits (Other current assets)	129,357	113,204
Trade and other receivables, current	2,809,490	2,921,855
Long-term loans	71,847	71,857
Long-term accounts receivable — other	314,409	375,829
Guarantee deposits	157,163	167,741
Long-term accounts receivable — trade (Other non-current assets)	12,320	14,165
Trade and other receivables, noncurrent	555,739	629,592
Trade and other receivables	3,365,229	3,551,447
Loss allowance [member]
Disclosure of financial assets [line items]
Accounts receivable – trade	(242,734)	(234,919)
Short-term loans	(695)	(708)
Accounts receivable – other	(31,398)	(42,310)
Accrued income	0	0
Guarantee deposits (Other current assets)	0	0
Trade and other receivables, current	(274,827)	(277,937)
Long-term loans	(41,392)	(44,884)
Long-term accounts receivable — other	(1,878)	(1,878)
Guarantee deposits	(300)	(300)
Long-term accounts receivable — trade (Other non-current assets)	(3)	(4)
Trade and other receivables, noncurrent	(43,573)	(47,066)
Trade and other receivables	₩ (318,400)	₩ (325,003)